Pensions and other post-employment benefits - Fair value plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 4,295
Interest expense	(187)	€ (92)	€ (26)
Section 420 Transfer	0	0
Net defined benefit liability (asset) at end of period	3,959	4,295
Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	22,691	27,128
Interest expense	1,019	622
Administrative expenses and interest on asset ceiling	(21)	(23)
Settlements	(494)	(44)
Total	504	555
Return on plan assets, excluding amounts included in interest income	(76)	(4,646)
Total	(76)	(4,646)
Translation differences	(617)	1,243
Employers	75	84
Plan participants	84	94
Benefits paid	(1,740)	(1,758)
Other	(7)	(9)
Total	(2,205)	(346)
Net defined benefit liability (asset) at end of period	20,914	22,691	27,128
United States, Pension
Net defined benefit
Net defined benefit liability (asset) at beginning of period	5,386
Net defined benefit liability (asset) at end of period	4,960	5,386
United States, Pension | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	17,726	20,987
Interest expense	820	517
Administrative expenses and interest on asset ceiling	(17)	(18)
Settlements	0	0
Total	803	499
Return on plan assets, excluding amounts included in interest income	(186)	(3,577)
Total	(186)	(3,577)
Translation differences	(624)	1,271
Employers	27	28
Plan participants	0	0
Benefits paid	(1,330)	(1,367)
Section 420 Transfer	(131)	(117)
Other	0	2
Total	(2,058)	(183)
Net defined benefit liability (asset) at end of period	16,285	17,726	20,987
United States, OPEB
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(978)
Net defined benefit liability (asset) at end of period	(796)	(978)
United States, OPEB | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	637	759
Interest expense	28	18
Administrative expenses and interest on asset ceiling	0	0
Settlements	0	0
Total	28	18
Return on plan assets, excluding amounts included in interest income	62	(110)
Total	62	(110)
Translation differences	(21)	38
Employers	7	9
Plan participants	60	59
Benefits paid	(229)	(253)
Section 420 Transfer	131	117
Other	0	0
Total	(52)	(30)
Net defined benefit liability (asset) at end of period	675	637	759
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(113)
Net defined benefit liability (asset) at end of period	(205)	(113)
Other pensions | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	4,328	5,382
Interest expense	171	87
Administrative expenses and interest on asset ceiling	(4)	(5)
Settlements	(494)	(44)
Total	(327)	38
Return on plan assets, excluding amounts included in interest income	48	(959)
Total	48	(959)
Translation differences	28	(66)
Employers	41	47
Plan participants	24	35
Benefits paid	(181)	(138)
Section 420 Transfer	0	0
Other	(7)	(11)
Total	(95)	(133)
Net defined benefit liability (asset) at end of period	€ 3,954	€ 4,328	€ 5,382